Subsequent Event - Additional Information (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Dormant Manufacturing Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Carrying amount of the Belleville facility	$ 3,958